Property and Equipment	9 Months Ended
Sep. 30, 2020
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 6 - Property and Equipment
The Company’s fixed assets consist of the following:

	September 30,	December 31,
	2020	2019
(in millions)	(Unaudited)
Computer equipment	$6.4	$4.1
Furniture and fixtures	5.3	4.8
Leasehold improvements	7.0	5.0
Internal use developed software	25.1	19.7
Construction in progress	1.9	0.9
	45.7	34.5
Less: accumulated depreciation	(17.3)	(11.2)
Property and equipment, net	$28.4	$23.3
Depreciation expense was $2.4 million and $1.8 million for the three months ended September 30, 2020 and 2019, respectively. Depreciation expense was $6.4 million and $4.2 million for the nine months ended September 30, 2020 and 2019, respectively.
DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and Equipment
Note 5 - Property and Equipment
The Company’s fixed assets consist of the following (in millions):

	December 31,	December 31,
	2019	2018
Computer equipment	$4.1	$1.9
Furniture and fixtures	4.8	1.2
Leasehold improvements	5.0	2.0
Internal use developed software	19.7	10.3
Construction in progress	0.9	—
	34.5	15.4
Less: accumulated depreciation	(11.2)	(5.8)
Property and equipment, net	$23.3	$9.6
Depreciation expense was $6.1 million and $2.6 million for the years ended December 31, 2019 and 2018, respectively.